Shareholders' Equity (Details) (USD $)	0 Months Ended					1 Months Ended	0 Months Ended	1 Months Ended					12 Months Ended
	Feb. 08, 2012	Dec. 12, 2011	Aug. 02, 2011	Apr. 29, 2011	Jan. 20, 2010	Aug. 29, 2011	Oct. 15, 2010	Oct. 21, 2010	Dec. 31, 2009	Oct. 31, 2009	Sep. 30, 2009	Jul. 31, 2009	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010	Feb. 24, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 29, 2011
Shareholders' Equity [Abstract]
Preferred stock, shares authorized													25,000,000
Preferred stock, par value													$ 1.00
Preferred stock, shares issued													0	0	0
Preferred stock, shares outstanding													0	0	0
Common stock, shares authorized													500,000,000
Common stock, par value													$ 0.10
Authorized share repurchase amount		$ 300,000,000	$ 500,000,000				$ 600,000,000	$ 300,000,000		$ 500,000,000		$ 500,000,000
Repurchases of common stock, shares	7,100,000				22,000,000	11,700,000			14,100,000		13,000,000			15,400,000	27,100,000
Repurchases of common stock, value	$ 300,000,000				$ 900,000,000	$ 500,000,000			$ 500,000,000		$ 500,000,000		$ 774,744,000	$ 625,251,000	$ 1,000,000,000
Average repurchase price per share	$ 42.14				$ 40.87	$ 42.79			$ 35.44		$ 38.32			$ 40.63	$ 36.83
Cash dividend payment																$ 0.23	$ 0.21	$ 0.21	$ 0.21
Cash dividend payment				$ 0.21